Organization and Nature of Business	12 Months Ended
Dec. 31, 2018
Organization and Nature of Business
Organization and Nature of Business

1. Organization and Nature of Business

Hutchison China MediTech Limited (the “Company”) and its subsidiaries (together the “Group”) are principally engaged in researching, developing, manufacturing and selling pharmaceuticals and healthcare products. The Group and its equity investees have research and development facilities and manufacturing plants in the People’s Republic of China (the “PRC”) and sell their products mainly in the PRC and Hong Kong.

The Company considers Hutchison Healthcare Holdings Limited as its immediate holding company and CK Hutchison Holdings Limited (“CK Hutchison”) as its ultimate holding company.

The Company was incorporated in the Cayman Islands on December 18, 2000 as an exempted company with limited liability under the Companies Law (2000 Revision), Chapter 22 of the Cayman Islands. The address of its registered office is P.O. Box 309, Ugland House, Grand Cayman, KY1‑1104, Cayman Islands.

The Company’s ordinary shares are listed on the AIM market of the London Stock Exchange, and its American depositary shares (“ADS”), each representing one-half of one ordinary share, are traded on the Nasdaq Global Select Market.

Liquidity

As at December 31, 2018, the Group had accumulated losses of US$183,004,000, primarily due to its spending in drug research and development (“Drug R&D”) activities. The Group regularly monitors current and expected liquidity requirements to ensure that it maintains sufficient cash balances and adequate credit facilities to meet its liquidity requirements in the short and long term. As at December 31, 2018, the Group had cash and cash equivalents of US$86,036,000, short-term investments of US$214,915,000 and unutilized bank borrowing facilities of US$119,359,000. Short-term investments comprised of bank deposits maturing over three months. The Group’s operating plan includes the continued receipt of dividends from certain of its equity investees. Dividends received from equity investees for the years ended December 31, 2018, 2017 and 2016 were US$35,218,000,  US$55,586,000 and US$30,528,000 respectively.

Based on the Group’s operating plan, the existing cash and cash equivalents,  short-term investments and unutilized bank borrowing facilities are considered to be sufficient to meet the cash requirements to fund planned operations and other commitments for at least the next twelve months (the look-forward period used).